Reportable Segments - Schedule of Gross Revenues by Contract Type (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 29, 2024	Jun. 28, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	$ 251,984	$ 251,984	$ 231,306	$ 231,306	$ 486,030	$ 486,030	$ 443,864	$ 443,864	$ 941,265	$ 857,155	$ 786,778
INF [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues				100,845
BTS [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues								123,582
Cost-reimbursable contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	218,327			207,095		425,513		400,021	840,293	773,629	693,442
Cost-reimbursable contracts | INF [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues				96,738
Cost-reimbursable contracts | BTS [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues								92,511
Fixed-unit price contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	33,657			24,211		60,517		43,843	100,972	83,526	93,336
Fixed-unit price contracts | INF [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues				4,107
Fixed-unit price contracts | BTS [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues								31,071
INF [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	101,425	101,425	100,845	100,845	202,261	202,261	191,096	191,096	403,241	374,986	395,878
INF [Member] | Cost-reimbursable contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	94,988					190,278		183,167	379,518	359,423	379,818
INF [Member] | Fixed-unit price contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	6,437					11,983		7,929	23,723	15,563	16,060
BTS [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	75,455	75,455	63,607	63,607	145,649	145,649	123,582	123,582	255,598	222,804	232,577
BTS [Member] | Cost-reimbursable contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	52,397			46,778		103,269			187,995	162,721	155,632
BTS [Member] | Fixed-unit price contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	23,058			16,829		42,380			67,603	60,083	76,945
GEO [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	75,104	$ 75,104	$ 66,854	66,854	$ 138,120	138,120	$ 129,186	129,186	282,426	259,365	158,323
GEO [Member] | Cost-reimbursable contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	70,942			63,579		131,966		124,343	272,780	251,485	157,992
GEO [Member] | Fixed-unit price contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	$ 4,162			$ 3,275		$ 6,154		$ 4,843	$ 9,646	$ 7,880	$ 331